Foreign Currency Translation Reserve - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	₨ 522,695				₨ 467,384		₨ 408,815
Translation difference related to foreign operations, net	3,576		$ 55		(3,354)		5,766
Change in effective portion of hedges of net investment in foreign operations	(49)		(1)		276		(813)
Total comprehensive income for the year	76,975		1,182		87,241		92,472
Balance at the end of the year	485,346		7,454		522,695		467,384
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	13,107	[1]			16,116		11,249
Translation difference related to foreign operations, net	3,560				(3,285)
Change in effective portion of hedges of net investment in foreign operations	(49)				276
Total comprehensive income for the year	3,511	[1]			(3,009)		4,867
Balance at the end of the year	₨ 16,618	[1]	$ 255	[1],[2]	₨ 13,107	[1]	₨ 16,116

[1]	Foreign currency translation reserve includes ₹2,907 directly associated with assets held for sale.
[2]	Includes 14,829,824, 13,728,607 and 23,097,216 treasury shares held as of March 31, 2016, 2017 and 2018, respectively, by a controlled trust. 4,351,775 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2018.